Related Parties - Schedule of Current Balances in Settlement with Related Metallurgical Plants (Detail) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Prepayments and other current assets	$ 238,314,000	[1]	$ 439,624,000	[1]
Total assets	6,713,490,000		13,834,510,000		17,695,303,000
Advanced received and other payables	81,599,000		140,919,000
Related Metallurgical Plants [Member]
Related Party Transaction [Line Items]
Trade accounts receivable	6,544,000		17,073,000
Prepayments and other current assets	294,000		15,949,000
Total assets	6,838,000		33,022,000
Trade accounts payable	13,488,000		74,384,000
Advanced received and other payables	309,000		1,043,000
Long term payables	38,000		21,000
Total liabilities	$ 13,835,000		$ 75,448,000

[1]	See Note 8